Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000007887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007887
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%	1.51%	2.66%
NACC2 Index: Bloomberg MA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MA Municipal Bond Index
Average Annual Return, Percent	4.84%	1.10%	2.21%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%	1.35%	2.45%